Operating Leases (Details) - USD ($)			12 Months Ended
	Apr. 04, 2022	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2024	Apr. 30, 2024	Oct. 06, 2010
Operating leases [Line Items]
Lease term						15 years
Renewed term						10 years
Expiration period	Dec. 31, 2026
Lease payment		$ 20,000
Other lease			$ 60,975
Repair and maintenance			92,686
Operating lease right-of-use assets				$ 2,175,456
Operating lease liabilities current				486,121
Operating lease liabilities non-current				$ 1,738,371
Beijing Jingshi Commercial Management Co., Ltd. [Member]
Operating leases [Line Items]
Percentage of acquisition of equity interest					60.00%
Far Lings and Bolings [Member]
Operating leases [Line Items]
Operating lease right-of-use assets			571,168
Operating lease liabilities current			219,917
Operating lease liabilities non-current			463,196
Repair and Maintenance [Member]
Operating leases [Line Items]
Repair and maintenance			$ 4,680
Minimum [Member]
Operating leases [Line Items]
Remaining lease term				4 years 8 months 26 days